UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA VALUE FUND
APRIL 30, 2014

                                                                      (Form N-Q)

48493-0614                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VALUE FUND
April 30, 2014 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (97.0%)

            CONSUMER DISCRETIONARY (10.4%)
            ------------------------------
            APPAREL RETAIL (1.1%)
   131,800  L Brands, Inc.                                             $   7,144
   104,100  Men's Wearhouse, Inc.                                          4,932
                                                                       ---------
                                                                          12,076
                                                                       ---------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.8%)
   115,100  Hanesbrands, Inc.                                              9,449
                                                                       ---------
            AUTO PARTS & EQUIPMENT (2.3%)
   287,500  American Axle & Manufacturing Holdings, Inc.*                  5,074
   319,370  Delphi Automotive plc                                         21,347
                                                                       ---------
                                                                          26,421
                                                                       ---------
            AUTOMOBILE MANUFACTURERS (1.1%)
   773,600  Ford Motor Co.                                                12,494
                                                                       ---------
            AUTOMOTIVE RETAIL (0.3%)
    75,500  Murphy USA, Inc.*                                              3,209
                                                                       ---------
            GENERAL MERCHANDISE STORES (1.5%)
   270,510  Target Corp.                                                  16,704
                                                                       ---------
            HOME FURNISHINGS (0.4%)
   103,300  Tempur Sealy International, Inc.*                              5,184
                                                                       ---------
            HOTELS, RESORTS & CRUISE LINES (1.7%)
   341,139  Carnival Corp.                                                13,410
   112,800  Royal Caribbean Cruises Ltd.                                   5,993
                                                                       ---------
                                                                          19,403
                                                                       ---------
            HOUSEHOLD APPLIANCES (0.5%)
    39,000  Whirlpool Corp.                                                5,982
                                                                       ---------
            LEISURE PRODUCTS (0.4%)
   118,200  Brunswick Corp.                                                4,750
                                                                       ---------
            PUBLISHING (0.3%)
    61,200  John Wiley & Sons, Inc. "A"                                    3,516
                                                                       ---------
            Total Consumer Discretionary                                 119,188
                                                                       ---------

            CONSUMER STAPLES (4.7%)
            -----------------------
            HYPERMARKETS & SUPER CENTERS (0.6%)
    87,500  Wal-Mart Stores, Inc.                                          6,975
                                                                       ---------
            TOBACCO (4.1%)
   268,077  Altria Group, Inc.                                            10,753
   130,600  Lorillard, Inc.                                                7,760
   233,820  Philip Morris International, Inc.                             19,975

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1  | USAA Value Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

   147,500  Reynolds American, Inc.                                    $   8,323
                                                                       ---------
                                                                          46,811
                                                                       ---------
            Total Consumer Staples                                        53,786
                                                                       ---------
            ENERGY (9.0%)
            -------------
            INTEGRATED OIL & GAS (3.4%)
   399,613  BP plc ADR                                                    20,228
   202,408  Occidental Petroleum Corp.                                    19,381
                                                                       ---------
                                                                          39,609
                                                                       ---------
            OIL & GAS DRILLING (1.0%)
    60,400  Helmerich & Payne, Inc.                                        6,562
   124,200  SeaDrill Ltd.                                                  4,374
                                                                       ---------
                                                                          10,936
                                                                       ---------
            OIL & GAS EXPLORATION & PRODUCTION (3.9%)
   247,987  ConocoPhillips                                                18,428
   137,980  Linn Co., LLC                                                  3,803
   372,083  Marathon Oil Corp.                                            13,451
   138,900  Murphy Oil Corp.                                               8,810
                                                                       ---------
                                                                          44,492
                                                                       ---------
            OIL & GAS REFINING & MARKETING (0.7%)
    94,362  Phillips 66                                                    7,853
                                                                       ---------
            Total Energy                                                 102,890
                                                                       ---------
            FINANCIALS (23.8%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
    61,200  Ameriprise Financial, Inc.                                     6,832
   265,400  Janus Capital Group, Inc.                                      3,219
   195,126  State Street Corp.                                            12,597
                                                                       ---------
                                                                          22,648
                                                                       ---------
            CONSUMER FINANCE (6.7%)
   229,114  American Express Co.                                          20,032
   365,398  Capital One Financial Corp.                                   27,003
   159,500  Discover Financial Services                                    8,916
   812,131  SLM Corp.                                                     20,912
                                                                       ---------
                                                                          76,863
                                                                       ---------
            DIVERSIFIED BANKS (6.5%)
   955,182  Bank of America Corp.                                         14,461
   330,572  Citigroup, Inc.                                               15,838
   380,908  JPMorgan Chase & Co.                                          21,323
   459,104  Wells Fargo & Co.                                             22,790
                                                                       ---------
                                                                          74,412
                                                                       ---------
            INSURANCE BROKERS (0.4%)
   121,200  Willis Group Holdings Ltd. plc                                 4,968
                                                                       ---------
            MULTI-LINE INSURANCE (1.2%)
   127,600  American International Group, Inc.                             6,779
   378,400  Genworth Financial, Inc. "A"*                                  6,755
                                                                       ---------
                                                                          13,534
                                                                       ---------
            PROPERTY & CASUALTY INSURANCE (0.1%)
    24,165  ProAssurance Corp.                                             1,098
                                                                       ---------
            REGIONAL BANKS (4.5%)
   168,500  CIT Group, Inc.                                                7,254
    78,500  City National Corp.                                            5,697
   407,700  Fifth Third Bancorp                                            8,403
   410,800  First Niagara Financial Group, Inc.                            3,664

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                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    89,200  Hanmi Financial Corp.                                      $   1,897
   229,838  PNC Financial Services Group, Inc.                            19,316
    82,000  Prosperity Bancshares, Inc.                                    4,838
                                                                       ---------
                                                                          51,069
                                                                       ---------
            REITs - HOTEL & RESORT (0.8%)
   448,100  Host Hotels & Resorts, Inc.                                    9,612
                                                                       ---------
            REITs - OFFICE (0.4%)
   166,600  Corporate Office Properties Trust                              4,456
                                                                       ---------
            THRIFTS & MORTGAGE FINANCE (1.2%)
   564,600  New York Community Bancorp, Inc.                               8,701
   382,800  People's United Financial, Inc.                                5,466
                                                                       ---------
                                                                          14,167
                                                                       ---------
            Total Financials                                             272,827
                                                                       ---------
            HEALTH CARE (16.3%)
            -------------------
            HEALTH CARE DISTRIBUTORS (0.8%)
   128,200  Cardinal Health, Inc.                                          8,911
                                                                       ---------
            HEALTH CARE EQUIPMENT (2.6%)
   356,676  Medtronic, Inc.                                               20,980
   140,100  St. Jude Medical, Inc.                                         8,892
                                                                       ---------
                                                                          29,872
                                                                       ---------
            HEALTH CARE FACILITIES (0.5%)
   174,800  HealthSouth Corp.                                              6,055
                                                                       ---------
            HEALTH CARE SERVICES (0.8%)
   149,400  Omnicare, Inc.                                                 8,855
                                                                       ---------
            HEALTH CARE SUPPLIES (0.5%)
   176,100  Haemonetics Corp.*                                             5,346
                                                                       ---------
            LIFE SCIENCES TOOLS & SERVICES (0.3%)
    42,500  Covance, Inc.*                                                 3,752
                                                                       ---------
            MANAGED HEALTH CARE (3.1%)
   101,300  Cigna Corp.                                                    8,108
   190,460  UnitedHealth Group, Inc.                                      14,292
   135,010  WellPoint, Inc.                                               13,593
                                                                       ---------
                                                                          35,993
                                                                       ---------
            PHARMACEUTICALS (7.7%)
   191,099  Johnson & Johnson                                             19,356
   292,178  Merck & Co., Inc.                                             17,110
   660,533  Pfizer, Inc.                                                  20,662
   311,119  Sanofi ADR                                                    16,738
   293,238  Teva Pharmaceutical Industries Ltd. ADR                       14,328
                                                                       ---------
                                                                          88,194
                                                                       ---------
            Total Health Care                                            186,978
                                                                       ---------
            INDUSTRIALS (14.8%)
            -------------------
            AEROSPACE & DEFENSE (3.7%)
   113,664  General Dynamics Corp.                                        12,440
   162,127  Honeywell International, Inc.                                 15,062
    13,700  L-3 Communications Holdings, Inc.                              1,581
   144,032  Raytheon Co.                                                  13,752
                                                                       ---------
                                                                          42,835
                                                                       ---------
            AIR FREIGHT & LOGISTICS (0.4%)
    94,000  Forward Air Corp.                                              4,158
                                                                       ---------

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3  | USAA Value Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            BUILDING PRODUCTS (1.4%)
   136,625  Gibraltar Industries, Inc.*                                $   2,333
   148,900  Owens Corning, Inc.                                            6,083
    86,700  Simpson Manufacturing Co., Inc.                                2,843
    68,800  Trex Co., Inc.*                                                5,402
                                                                       ---------
                                                                          16,661
                                                                       ---------
            CONSTRUCTION & ENGINEERING (1.0%)
   132,900  Aegion Corp.*                                                  3,388
   147,303  Comfort Systems USA, Inc.                                      2,209
   210,300  KBR, Inc.                                                      5,335
                                                                       ---------
                                                                          10,932
                                                                       ---------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.7%)
   149,300  Joy Global, Inc.                                               9,015
    94,300  Oshkosh Corp.                                                  5,235
   135,100  Terex Corp.                                                    5,848
                                                                       ---------
                                                                          20,098
                                                                       ---------
            DIVERSIFIED SUPPORT SERVICES (0.5%)
   141,500  Mobile Mini, Inc.                                              6,251
                                                                       ---------
            ELECTRICAL COMPONENTS & EQUIPMENT (2.0%)
   107,200  Eaton Corp. plc                                                7,787
   187,548  Emerson Electric Co.                                          12,787
    29,300  Regal-Beloit Corp.                                             2,190
                                                                       ---------
                                                                          22,764
                                                                       ---------
            INDUSTRIAL MACHINERY (3.6%)
    41,300  Barnes Group, Inc.                                             1,591
   103,300  Pentair Ltd.                                                   7,674
    87,000  SPX Corp.                                                      8,860
   256,414  Stanley Black & Decker, Inc.                                  22,024
    37,600  Xylem, Inc.                                                    1,413
                                                                       ---------
                                                                          41,562
                                                                       ---------
            OFFICE SERVICES & SUPPLIES (0.3%)
   106,300  Herman Miller, Inc.                                            3,277
                                                                       ---------
            TRUCKING (0.2%)
    93,200  Heartland Express, Inc.                                        2,028
                                                                       ---------
            Total Industrials                                            170,566
                                                                       ---------
            INFORMATION TECHNOLOGY (10.5%)
            ------------------------------
            APPLICATION SOFTWARE (0.3%)
   146,000  Mentor Graphics Corp.                                          3,022
                                                                       ---------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
   182,500  Total System Services, Inc.                                    5,798
                                                                       ---------
            ELECTRONIC COMPONENTS (1.1%)
   292,700  II-VI, Inc.*                                                   4,215
    46,100  Littelfuse, Inc.                                               4,175
   291,500  Vishay Intertechnology, Inc.                                   4,145
                                                                       ---------
                                                                          12,535
                                                                       ---------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    51,900  FARO Technologies, Inc.*                                       2,071
                                                                       ---------
            ELECTRONIC MANUFACTURING SERVICES (0.8%)
   165,700  Mercury Systems, Inc.*                                         2,313
    90,800  Park Electrochemical Corp.                                     2,421
   113,700  Plexus Corp.*                                                  4,766
                                                                       ---------
                                                                           9,500
                                                                       ---------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT (0.4%)
   281,600  Brooks Automation, Inc.                                   $    2,881
   199,100  Photronics, Inc.*                                              1,728
                                                                      ----------
                                                                           4,609
                                                                      ----------
            SEMICONDUCTORS (3.9%)
   154,700  Diodes, Inc.*                                                  4,080
   287,100  Fairchild Semiconductor International, Inc.*                   3,655
   681,761  Intel Corp.                                                   18,196
   121,800  Microchip Technology, Inc.                                     5,790
   296,240  Texas Instruments, Inc.                                       13,464
                                                                      ----------
                                                                          45,185
                                                                      ----------
            SYSTEMS SOFTWARE (3.3%)
   259,800  CA, Inc.                                                       7,830
   526,117  Microsoft Corp.                                               21,255
   229,000  Oracle Corp.                                                   9,362
                                                                          38,447
                                                                      ----------
            Total Information Technology                                 121,167
                                                                      ----------
            MATERIALS (2.9%)
            ----------------
            CONSTRUCTION MATERIALS (0.7%)
   292,800  CRH plc ADR                                                    8,573
                                                                      ----------
            DIVERSIFIED CHEMICALS (0.6%)
    95,065  E.I. du Pont de Nemours & Co.                                  6,400
                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    93,500  Scotts Miracle-Gro Co. "A"                                     5,723
                                                                      ----------
            SPECIALTY CHEMICALS (1.1%)
   134,100  PolyOne Corp.                                                  5,025
   102,500  Rockwood Holdings, Inc.                                        7,282
                                                                      ----------
                                                                          12,307
                                                                      ----------
            Total Materials                                               33,003
                                                                      ----------
            TELECOMMUNICATION SERVICES (2.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
   240,841  AT&T, Inc.                                                     8,598
   412,315  Verizon Communications, Inc.                                  19,268
                                                                      ----------
                                                                          27,866
                                                                      ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   139,263  Vodafone Group plc ADR                                         5,286
                                                                      ----------
            Total Telecommunication Services                              33,152
                                                                      ----------
            UTILITIES (1.7%)
            ----------------
            ELECTRIC UTILITIES (1.4%)
    96,783  Entergy Corp.                                                  7,017
    78,200  Pinnacle West Capital Corp.                                    4,375
   139,900  Xcel Energy, Inc.                                              4,459
                                                                      ----------
                                                                          15,851
                                                                      ----------
            MULTI-UTILITIES (0.3%)
   140,400  CenterPoint Energy, Inc.                                       3,476
                                                                      ----------
            Total Utilities                                               19,327
                                                                      ----------
            Total Common Stocks (cost: $786,017)                       1,112,884
                                                                      ----------

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5  | USAA Value Fund

================================================================================

                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES   SECURITY                                                           (000)
------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.6%)

            MONEY MARKET FUNDS (2.6%)
30,248,488  State Street Institutional Liquid Reserve Fund, 0.07% (a)
               (cost: $30,248)                                           $    30,248
                                                                         -----------

            TOTAL INVESTMENTS (COST: $816,265)                           $ 1,143,132
                                                                         ===========

($ IN 000s)                            VALUATION HIERARCHY
                                       -------------------

                              (LEVEL 1)      (LEVEL 2)      (LEVEL 3)
                            QUOTED PRICES      OTHER       SIGNIFICANT
                              IN ACTIVE     SIGNIFICANT   UNOBSERVABLE
                               MARKETS      OBSERVABLE       INPUTS
                            FOR IDENTICAL     INPUTS
ASSETS                          ASSETS                                         TOTAL
------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks             $   1,112,884   $        --   $         --   $ 1,112,884
Money Market Instruments:
  Money Market Funds               30,248            --             --        30,248
------------------------------------------------------------------------------------
Total                       $   1,143,132   $        --   $         --   $ 1,143,132
------------------------------------------------------------------------------------

For the period of August 1, 2013, through April 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

7  | USAA Value Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2014, were $335,339,000 and $8,472,000, respectively, resulting in net unrealized appreciation of $326,867,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,147,199,000 at April 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.9% of net assets at April 30, 2014.

================================================================================

9  | USAA Value Fund

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PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT     Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2014.
*    Non-income-producing security.

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                                         Notes to Portfolio of Investments |  10

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     06/24/2014
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/24/2014
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By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/24/2014
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